Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	108 Months Ended	120 Months Ended
	Jun. 30, 2025	Jun. 30, 2025	Jun. 30, 2025	Jun. 30, 2025
C000009596
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Sit Balanced Fund
C000009600
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Sit Dividend Growth Fund - Class I
C000033658
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Sit Dividend Growth Fund - Class S
C000069003
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Sit Global Dividend Growth Fund - Class I
C000071096
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Sit Global Dividend Growth Fund - Class S
C000170242
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Sit ESG Growth Fund - Class I
C000170243
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Sit ESG Growth Fund - Class S
C000153295
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Sit Small Cap Dividend Growth Fund - Class I
C000153296
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Sit Small Cap Dividend Growth Fund - Class S
C000009598
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Sit Small Cap Growth Fund
C000009595
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Sit International Growth Fund
C000009597
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Sit Developing Markets Growth Fund
Without Sales Load [Member] | C000009596
Average Annual Return [Line Items]
Average Annual Return, Percent	10.58%	10.11%		9.39%
Without Sales Load [Member] | C000009600
Average Annual Return [Line Items]
Average Annual Return, Percent	13.00%	14.54%		11.55%
Without Sales Load [Member] | C000033658
Average Annual Return [Line Items]
Average Annual Return, Percent	12.67%	14.26%		11.27%
Without Sales Load [Member] | C000069003
Average Annual Return [Line Items]
Average Annual Return, Percent	13.60%	13.66%		9.80%
Without Sales Load [Member] | C000071096
Average Annual Return [Line Items]
Average Annual Return, Percent	13.30%	13.37%		9.52%
Without Sales Load [Member] | C000170242
Average Annual Return [Line Items]
Average Annual Return, Percent	15.68%	13.44%	11.70%
Without Sales Load [Member] | C000170243
Average Annual Return [Line Items]
Average Annual Return, Percent	15.43%	13.14%	11.42%
Without Sales Load [Member] | C000153295
Average Annual Return [Line Items]
Average Annual Return, Percent	10.02%	12.63%		8.32%
Without Sales Load [Member] | C000153296
Average Annual Return [Line Items]
Average Annual Return, Percent	9.75%	12.34%		8.04%
Without Sales Load [Member] | C000009598
Average Annual Return [Line Items]
Average Annual Return, Percent	4.60%	8.80%		6.81%
Without Sales Load [Member] | C000009595
Average Annual Return [Line Items]
Average Annual Return, Percent	17.31%	9.16%		5.87%
Without Sales Load [Member] | C000009597
Average Annual Return [Line Items]
Average Annual Return, Percent	19.85%	6.13%		4.89%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	6.08%	(0.73%)		1.76%
S&P 500® Index
Average Annual Return [Line Items]
Average Annual Return, Percent	15.16%	16.64%		13.65%
S&P 500® Index
Average Annual Return [Line Items]
Average Annual Return, Percent	15.16%	16.64%		13.65%
MSCI World Index
Average Annual Return [Line Items]
Average Annual Return, Percent	16.26%	14.55%		10.66%
MSCI World Index
Average Annual Return [Line Items]
Average Annual Return, Percent	16.26%	14.55%		10.66%
MSCI World Index
Average Annual Return [Line Items]
Average Annual Return, Percent	16.26%	14.55%	12.25%
MSCI World Index
Average Annual Return [Line Items]
Average Annual Return, Percent	16.26%	14.55%	12.25%
Russell 3000® Index
Average Annual Return [Line Items]
Average Annual Return, Percent	15.30%	15.96%		12.96%
Russell 3000® Index
Average Annual Return [Line Items]
Average Annual Return, Percent	15.30%	15.96%		12.96%
Russell 3000® Index
Average Annual Return [Line Items]
Average Annual Return, Percent	15.30%	15.96%		12.96%
MSCI EAFE Index
Average Annual Return [Line Items]
Average Annual Return, Percent	17.73%	11.16%		6.51%
MSCI Emerging Markets Index
Average Annual Return [Line Items]
Average Annual Return, Percent	12.57%	4.21%		2.32%
S&P 500® Index
Average Annual Return [Line Items]
Average Annual Return, Percent	15.16%	16.64%		13.65%
Russell 2000® Index
Average Annual Return [Line Items]
Average Annual Return, Percent	7.68%	10.04%		7.12%
Russell 2000® Index
Average Annual Return [Line Items]
Average Annual Return, Percent	7.68%	10.04%		7.12%
Russell 2000® Growth Index
Average Annual Return [Line Items]
Average Annual Return, Percent	9.73%	7.42%		7.14%